Impairment charges - Additional information (Detail) - USD ($) $ in Millions					6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 16, 2020	Jul. 09, 2020	Jul. 16, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss								$ 904	$ 3,487	$ 132
Cash flows from consolidated operations	[1]							21,822	19,705	15,655
Pacific Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Contract termination notice period			14 months
Pacific Aluminium | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit								$ 273
Discount rate applied to cash flow projections								6.60%
Pre-tax impairment charge net of reversals								$ (26)
Pacific Aluminium | Aluminium | Pre Tax
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals								(36)
Pacific Aluminum Smelter | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals								(119)
Pacific Aluminum Smelter | Aluminium | Pre Tax
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals								(148)
Sohar | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit							$ 258
Discount rate applied to cash flow projections							7.60%
Sohar | Aluminium | Investment in equity accounted units ("EAUs")
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss							$ 220
ISAL | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit								$ 139	$ 302
Discount rate applied to cash flow projections								6.60%	6.90%
Pre-tax impairment charge net of reversals					$ (204)				$ (109)	123
Reversal of impairment loss recognised in profit or loss								$ 111
ISAL | Alufluor Ab | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit									46
ISAL | Assets and liabilities classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Business acquisition binding offer amount										$ 345
ISAL | Assets and liabilities classified as held for sale | Aluminerie Alouette Inc. | Netherlands
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of ownership interest to be sold										53.30%
ISAL | Assets and liabilities classified as held for sale | Alufluor Ab | Sweden
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of ownership interest to be sold										50.00%
Diavik | Copper & Diamonds
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture								40.00%
Oyu Tolgoi | Copper & Diamonds
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit						$ 8,300
Discount rate applied to cash flow projections					8.30%
Property development and project management expense		$ 6,750		$ 5,300
Recoverable amount of asset or cash generating unit, percent					20.00%
Deferred tax expense (income) relating to origination and reversal of temporary differences						320
Deductible temporary differences for which no deferred tax asset is recognised						359
Carrying amount of asset or cash-generating unit								$ 10,100
Cash flows from consolidated operations								$ 1,100
Oyu Tolgoi | Copper & Diamonds | Pre Tax
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals						$ (2,200)
Yarwun Alumina Refinery | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss									$ 1,138
Impairment loss, annual reduction, percent									30.00%
Bottom of range | Oyu Tolgoi | Copper & Diamonds
Disclosure of impairment loss and reversal of impairment loss [line items]
Production delay period				16 months
Property development and project management expense, estimated increase				$ 1,200
Top of range | Oyu Tolgoi | Copper & Diamonds
Disclosure of impairment loss and reversal of impairment loss [line items]
Production delay period				30 months
Property development and project management expense, estimated increase				$ 1,900

[1]

(a) Cash flows from consolidated operations
Profit after tax for the year		10,400	6,972	13,925
Adjustments for:
– Taxation		4,991	4,147	4,242
– Finance items		1,751	648	33
– Share of profit after tax of equity accounted units		(652)	(301)	(513)
– Net losses/(gains) on consolidation and disposal of interests in businesses	36	—	291	(4,622)
– Impairment charges of investments in equity accounted units after tax	6	339	—	—
– Impairment charges	6	904	3,487	132
– Depreciation and amortisation		4,279	4,384	4,015
– Provisions (including exchange differences on provisions)		894	753	1,011
Utilisation of provisions		(582)	(539)	(620)
Utilisation of provision for post-retirement benefits	25	(192)	(205)	(219)
Change in inventories		(281)	28	(587)
Change in receivables and other assets		(562)	163	(421)
Change in trade and other payables		558	(191)	476
Other items(d)		(25)	68	(1,197)
		21,822	19,705	15,655